Maintenance rights intangible and lease premium, net	12 Months Ended
Dec. 31, 2017
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Maintenance rights intangible and lease premium, net
Maintenance rights intangible and lease premium, net
Maintenance rights intangible and lease premium consisted of the following as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Maintenance rights intangible	$1,464,599	$2,117,034
Lease premium, net	37,259	50,891
	$1,501,858	$2,167,925

Movements in maintenance rights intangible during the years ended December 31, 2017 and 2016 were as follows:

	Year Ended December 31,
	2017	2016
Maintenance rights intangible at beginning of period	$2,117,034	$3,068,318
EOL and MR contract maintenance rights expense	(355,845)	(381,637)
MR contract maintenance rights write-off due to maintenance liability release	(77,494)	(173,971)
EOL contract maintenance rights write-off due to cash receipt	(106,433)	(96,503)
EOL and MR contract intangible write-off due to sale of aircraft	(112,663)	(284,411)
Transfer to other assets	—	(17,162)
Additions due to aircraft acquisitions	—	2,400
Maintenance rights intangible at end of period	$1,464,599	$2,117,034

The following tables present details of lease premium and related accumulated amortization as of December 31, 2017 and 2016:

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$77,977	$(40,718)	$37,259

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$94,959	$(44,068)	$50,891

Lease premiums that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above.
During the years ended December 31, 2017, 2016 and 2015, we recorded amortization expense for lease premium of $13.6 million, $19.8 million and $23.0 million, respectively.
As of December 31, 2017, the estimated future amortization expense for lease premium was as follows:

Estimated amortization expense
2018	$11,219
2019	10,466
2020	7,727
2021	5,394
2022	914
Thereafter	1,539
$37,259